Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Royalties	Total Payments
Total	$ 7,785,792	$ 7,785,792
IPNM HB Solution Mine
Total	2,974,414	2,252,075
IPNM East Mine
Total	4,539,445	2,908,300
IPNM West Mine
Total	111,687	111,687
Wendover Mine
Total	$ 160,246	$ 254,049